Net Financial Income and Costs	12 Months Ended
Dec. 31, 2021
Net Financial Income and Costs
Net Financial Income and Costs

13. Net Financial Income and Costs

An analysis of financial income and financial costs is as follows:

	For the year ended
	December 31,
	2019	2020	2021
Financial income
Financial income	1,887	295	43
Total financial income	1,887	295	43
Financial costs
Amortization and write-off of deferred loan issuance costs	6,806	7,434	5,394
Interest expense on loans	63,912	42,459	30,114
Lease expense	56	33	333
Commitment fees	729	359	304
Other financial costs including bank commissions	495	702	1,152
Total financial costs	71,998	50,987	37,297

In the year ended December 31, 2021, an amount of $604 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of the GAS-three Ltd. advance of 2019 GasLog Partners Facility (Note 7) was included in Amortization and write-off of deferred loan issuance costs (December 31, 2020: $1,918 in connection with the termination of the Five Vessel Refinancing and the Legacy Facility Refinancing, December 31, 2019: $988 in connection with the termination of the Terminated Partnership Facility).